Distribution Date:	09/17/21	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
Determination Date:	09/13/21
Next Distribution Date:	10/18/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2016-C28

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.
Certificate Factor Detail	4		Leland F. Bunch, III	(646) 855-3953
Certificate Interest Reconciliation Detail	5		Bank of America Tower,One Bryant Park | New York, NY 10036
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	7
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Greystone Servicing Company LLC
Bond / Collateral Reconciliation - Balances	9		Jenna Unell		Jenna.unell@greyco.com
Current Mortgage Loan and Property Stratification	10-14		5221 N. O'Connor Blvd.,Suite 800 | Irving, TX 75039
Mortgage Loan Detail (Part 1)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Mortgage Loan Detail (Part 2)	17-18
			David Rodgers	(212) 230-9025
Principal Prepayment Detail	19		600 Third Avenue,40th Floor | New York, NY 10016
Historical Detail	20	Certificate Administrator	Wells Fargo Bank, N.A.
Delinquency Loan Detail	21		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	22				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	23
		Trustee	U.S. Bank National Association
Specially Serviced Loan Detail - Part 2	24		General Contact	(312) 332-7457
Modified Loan Detail	25		190 South LaSalle Street, 7th Floor, | Chicago, IL 60603
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 29

				Certificate Distribution Detail

Class											Current	Original
Regular		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Certificates
A-1	61766LBN8	1.531000%	25,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61766LBP3	2.640000%	43,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61766LBQ1	3.288000%	59,300,000.00	53,781,309.12	857,652.54	147,360.79	0.00	0.00	1,005,013.33	52,923,656.58	34.37%	30.00%
A-3	61766LBR9	3.272000%	215,000,000.00	169,483,119.82	30,458.84	462,123.97	0.00	0.00	492,582.81	169,452,660.98	34.37%	30.00%
A-4	61766LBS7	3.544000%	325,154,000.00	325,154,000.00	0.00	960,288.15	0.00	0.00	960,288.15	325,154,000.00	34.37%	30.00%
A-S	61766LBV0	3.951000%	47,782,000.00	47,782,000.00	0.00	157,322.23	0.00	0.00	157,322.23	47,782,000.00	28.64%	25.00%
B	61766LBW8	4.777908%	50,172,000.00	50,172,000.00	0.00	199,764.33	0.00	0.00	199,764.33	50,172,000.00	22.62%	19.75%
C	61766LBX6	4.777908%	46,588,000.00	46,588,000.00	0.00	185,494.31	0.00	0.00	185,494.31	46,588,000.00	17.04%	14.87%
D	61766LAC3	3.000000%	52,560,000.00	52,560,000.00	0.00	131,400.00	0.00	0.00	131,400.00	52,560,000.00	10.74%	9.38%
E-1	61766LAE9	4.777908%	14,335,000.00	14,335,000.00	0.00	57,076.09	0.00	0.00	57,076.09	14,335,000.00	9.02%	7.88%
E-2	61766LAG4	4.777908%	14,335,000.00	14,335,000.00	0.00	57,076.09	0.00	0.00	57,076.09	14,335,000.00	7.30%	6.37%
F-1	61766LAL3	4.777908%	4,778,000.00	4,778,000.00	0.00	19,024.04	0.00	0.00	19,024.04	4,778,000.00	6.73%	5.88%
F-2	61766LAN9	4.777908%	4,778,000.00	4,778,000.00	0.00	19,024.04	0.00	0.00	19,024.04	4,778,000.00	6.16%	5.38%
G-1	61766LAU3	4.777908%	11,348,500.00	11,348,500.00	0.00	45,185.07	0.00	0.00	45,185.07	11,348,500.00	4.80%	4.19%
G-2	61766LAW9	4.777908%	11,348,500.00	11,348,500.00	0.00	41,092.06	0.00	0.00	41,092.06	11,348,500.00	3.44%	3.00%
H-1	61766LBC2	4.777908%	14,334,677.00	14,334,677.00	0.00	0.00	0.00	0.00	0.00	14,334,677.00	1.72%	1.50%
H-2	61766LBE8	4.777908%	14,334,677.00	14,334,677.00	0.00	0.00	0.00	0.00	0.00	14,334,677.00	0.00%	0.00%
V	61766LBJ7	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61766LBL2	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			955,648,354.02	835,112,782.94	888,111.38	2,482,231.17	0.00	0.00	3,370,342.55	834,224,671.56

Notional Certificates
X-A	61766LBT5	1.343072%	668,954,000.00	548,418,428.94	0.00	613,804.35	0.00	0.00	613,804.35	547,530,317.56
X-B	61766LBU2	0.403366%	97,954,000.00	97,954,000.00	0.00	32,926.09	0.00	0.00	32,926.09	97,954,000.00

										Certificate Distribution Detail continued to next page

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Notional Certificates
X-D	61766LAA7	1.777908%	52,560,000.00	52,560,000.00	0.00	77,872.36	0.00	0.00	77,872.36	52,560,000.00
Notional SubTotal			819,468,000.00	698,932,428.94	0.00	724,602.80	0.00	0.00	724,602.80	698,044,317.56

Deal Distribution Total					888,111.38	3,206,833.97	0.00	0.00	4,094,945.35

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 3 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61766LBN8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61766LBP3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61766LBQ1	906.93607285	14.46294334	2.48500489	0.00000000	0.00000000	0.00000000	0.00000000	16.94794823	892.47312951
A-3	61766LBR9	788.29358056	0.14166902	2.14941381	0.00000000	0.00000000	0.00000000	0.00000000	2.29108284	788.15191153
A-4	61766LBS7	1,000.00000000	0.00000000	2.95333334	0.00000000	0.00000000	0.00000000	0.00000000	2.95333334	1,000.00000000
A-S	61766LBV0	1,000.00000000	0.00000000	3.29249990	0.00000000	0.00000000	0.00000000	0.00000000	3.29249990	1,000.00000000
B	61766LBW8	1,000.00000000	0.00000000	3.98158993	0.00000000	0.00000000	0.00000000	0.00000000	3.98158993	1,000.00000000
C	61766LBX6	1,000.00000000	0.00000000	3.98158989	0.00000000	0.00000000	0.00000000	0.00000000	3.98158989	1,000.00000000
D	61766LAC3	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-1	61766LAE9	1,000.00000000	0.00000000	3.98158982	0.00000000	0.00000000	0.00000000	0.00000000	3.98158982	1,000.00000000
E-2	61766LAG4	1,000.00000000	0.00000000	3.98158982	0.00000000	0.00000000	0.00000000	0.00000000	3.98158982	1,000.00000000
F-1	61766LAL3	1,000.00000000	0.00000000	3.98159062	0.00000000	0.00000000	0.00000000	0.00000000	3.98159062	1,000.00000000
F-2	61766LAN9	1,000.00000000	0.00000000	3.98159062	0.00000000	0.00000000	0.00000000	0.00000000	3.98159062	1,000.00000000
G-1	61766LAU3	1,000.00000000	0.00000000	3.98158964	0.00000000	0.00000000	0.00000000	0.00000000	3.98158964	1,000.00000000
G-2	61766LAW9	1,000.00000000	0.00000000	3.62092435	0.36066617	3.59160946	0.00000000	0.00000000	3.62092435	1,000.00000000
H-1	61766LBC2	1,000.00000000	0.00000000	0.00000000	3.98158954	19.81380466	0.00000000	0.00000000	0.00000000	1,000.00000000
H-2	61766LBE8	1,000.00000000	0.00000000	0.00000000	3.98158954	49.04082527	0.00000000	0.00000000	0.00000000	1,000.00000000
V	61766LBJ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61766LBL2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61766LBT5	819.81485863	0.00000000	0.91755838	0.00000000	0.00000000	0.00000000	0.00000000	0.91755838	818.48724660
X-B	61766LBU2	1,000.00000000	0.00000000	0.33613829	0.00000000	0.00000000	0.00000000	0.00000000	0.33613829	1,000.00000000
X-D	61766LAA7	1,000.00000000	0.00000000	1.48158980	0.00000000	0.00000000	0.00000000	0.00000000	1.48158980	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 4 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	147,360.79	0.00	147,360.79	0.00	0.00	0.00	147,360.79	0.00
A-3	08/01/21 - 08/30/21	30	0.00	462,123.97	0.00	462,123.97	0.00	0.00	0.00	462,123.97	0.00
A-4	08/01/21 - 08/30/21	30	0.00	960,288.15	0.00	960,288.15	0.00	0.00	0.00	960,288.15	0.00
X-A	08/01/21 - 08/30/21	30	0.00	613,804.35	0.00	613,804.35	0.00	0.00	0.00	613,804.35	0.00
X-B	08/01/21 - 08/30/21	30	0.00	32,926.09	0.00	32,926.09	0.00	0.00	0.00	32,926.09	0.00
X-D	08/01/21 - 08/30/21	30	0.00	77,872.36	0.00	77,872.36	0.00	0.00	0.00	77,872.36	0.00
A-S	08/01/21 - 08/30/21	30	0.00	157,322.23	0.00	157,322.23	0.00	0.00	0.00	157,322.23	0.00
B	08/01/21 - 08/30/21	30	0.00	199,764.33	0.00	199,764.33	0.00	0.00	0.00	199,764.33	0.00
C	08/01/21 - 08/30/21	30	0.00	185,494.31	0.00	185,494.31	0.00	0.00	0.00	185,494.31	0.00
D	08/01/21 - 08/30/21	30	0.00	131,400.00	0.00	131,400.00	0.00	0.00	0.00	131,400.00	0.00
E-1	08/01/21 - 08/30/21	30	0.00	57,076.09	0.00	57,076.09	0.00	0.00	0.00	57,076.09	0.00
E-2	08/01/21 - 08/30/21	30	0.00	57,076.09	0.00	57,076.09	0.00	0.00	0.00	57,076.09	0.00
F-1	08/01/21 - 08/30/21	30	0.00	19,024.04	0.00	19,024.04	0.00	0.00	0.00	19,024.04	0.00
F-2	08/01/21 - 08/30/21	30	0.00	19,024.04	0.00	19,024.04	0.00	0.00	0.00	19,024.04	0.00
G-1	08/01/21 - 08/30/21	30	0.00	45,185.07	0.00	45,185.07	0.00	0.00	0.00	45,185.07	0.00
G-2	08/01/21 - 08/30/21	30	36,520.95	45,185.07	0.00	45,185.07	4,093.02	0.00	0.00	41,092.06	40,759.38
H-1	08/01/21 - 08/30/21	30	226,049.64	57,074.80	0.00	57,074.80	57,074.80	0.00	0.00	0.00	284,024.49
H-2	08/01/21 - 08/30/21	30	643,348.04	57,074.80	0.00	57,074.80	57,074.80	0.00	0.00	0.00	702,984.39
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			905,918.63	3,325,076.58	0.00	3,325,076.58	118,242.62	0.00	0.00	3,206,833.97	1,027,768.26

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 5 of 29

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
E-1 (Cert)	61766LAE9	4.777908%	14,335,000.00	14,335,000.00	0.00	57,076.09	0.00	0.00	57,076.09	14,335,000.00
E-1 (Exch)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
E-2 (Cert)	61766LAG4	4.777908%	14,335,000.00	14,335,000.00	0.00	57,076.09	0.00	0.00	57,076.09	14,335,000.00
E-2 (Exch)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F-1 (Cert)	61766LAL3	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F-1 (Exch)	NA	4.777908%	4,778,000.00	4,778,000.00	0.00	19,024.04	0.00	0.00	19,024.04	4,778,000.00
F-2 (Cert)	61766LAN9	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F-2 (Exch)	NA	4.777908%	4,778,000.00	4,778,000.00	0.00	19,024.04	0.00	0.00	19,024.04	4,778,000.00
G-1 (Cert)	61766LAU3	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
G-1 (Exch)	NA	4.777908%	11,348,500.00	11,348,500.00	0.00	45,185.07	0.00	0.00	45,185.07	11,348,500.00
G-2 (Cert)	61766LAW9	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
G-2 (Exch)	NA	4.777908%	11,348,500.00	11,348,500.00	0.00	41,092.06	0.00	0.00	41,092.06	11,348,500.00
H-1 (Cert)	61766LBC2	4.777908%	2,608,677.00	2,608,677.00	0.00	0.00	0.00	0.00	0.00	2,608,677.00
H-1 (Exch)	NA	4.777908%	11,726,000.00	11,726,000.00	0.00	0.00	0.00	0.00	0.00	11,726,000.00
H-2 (Cert)	61766LBE8	4.777908%	2,608,677.00	2,608,677.00	0.00	0.00	0.00	0.00	0.00	2,608,677.00
H-2 (Exch)	NA	4.777908%	11,726,000.00	11,726,000.00	0.00	0.00	0.00	0.00	0.00	11,726,000.00
Regular Interest Total			89,592,354.06	89,592,354.00	0.00	238,477.39	0.00	0.00	238,477.39	89,592,354.00

Exchangeable Certificate Details
E	61766LAJ8	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F	61766LAQ2	4.777908%	9,556,000.00	9,556,000.00	0.00	38,048.07	0.00	0.00	38,048.07	9,556,000.00
G	61766LAY5	4.777908%	22,697,000.00	22,697,000.00	0.00	86,277.13	0.00	0.00	86,277.13	22,697,000.00
H	61766LBG3	4.777908%	23,452,000.00	23,452,000.00	0.00	0.00	0.00	0.00	0.00	23,452,000.00
EF	61766LAS8	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
EFG	61766LBA6	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			55,705,000.03	55,705,000.00	0.00	124,325.20	0.00	0.00	124,325.20	55,705,000.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 6 of 29

Additional Information
Total Available Distribution Amount (1)	4,094,945.35
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,341,816.15	Master Servicing Fee	10,060.09
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,306.10
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	359.56
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	1,380.15
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	16,315.90
Total Interest Collected	3,341,816.15

Principal		Expenses/Reimbursements
Scheduled Principal	888,111.38	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	98,303.65
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	17,729.15
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,209.83
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	888,111.38	Total Expenses/Reimbursements	118,242.63

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,206,833.97
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	888,111.38
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,094,945.35
Total Funds Collected	4,229,927.53	Total Funds Distributed	4,229,927.51

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	835,112,783.63	835,112,783.63	Beginning Certificate Balance	835,112,782.94
(-) Scheduled Principal Collections	888,111.38	888,111.38	(-) Principal Distributions	888,111.38
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	834,224,672.25	834,224,672.25	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	836,292,187.85	836,292,187.85	Ending Certificate Balance	834,224,671.56
Ending Actual Collateral Balance	835,532,135.08	835,532,135.08

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.69)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.69)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.78
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 9 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	7,418,397.05	0.89%	49	4.9010	NAP	Defeased	1	7,418,397.05	0.89%	49	4.9010	NAP
5,000,000 or less	5	17,666,703.95	2.12%	51	5.0411	1.843692	1.30 or less	14	305,812,089.66	36.66%	46	4.8000	0.782445
5,000,001 to 10,000,000	10	68,202,835.26	8.18%	47	4.9947	1.662095	1.31 to 1.40	4	95,044,344.58	11.39%	51	4.6146	1.349035
10,000,001 to 15,000,000	4	47,830,386.02	5.73%	51	5.0428	1.306825	1.41 to 1.50	4	57,922,593.25	6.94%	57	5.1146	1.422507
15,000,001 to 25,000,000	5	92,407,350.21	11.08%	51	4.6557	1.470842	1.51 to 1.60	1	5,724,782.25	0.69%	51	5.1500	1.564500
25,000,001 to 50,000,000	11	380,133,085.84	45.57%	49	4.7196	1.202673	1.61 to 1.70	2	12,473,250.22	1.50%	52	4.8968	1.639332
50,000,001 to 75,000,000	2	130,565,913.92	15.65%	51	4.5893	3.415583	1.71 to 1.80	3	30,878,161.86	3.70%	50	4.6388	1.746113
75,000,001 or greater	1	90,000,000.00	10.79%	52	3.8420	2.471700	1.81 to 2.50	8	240,751,053.38	28.86%	52	4.4267	2.179563
Totals	39	834,224,672.25	100.00%	50	4.6469	1.773829	2.51 to 3.00	0	0.00	0.00%	0	0.0000	0.000000
							3.01 or greater	2	78,200,000.00	9.37%	51	4.3210	5.268465
							Totals	39	834,224,672.25	100.00%	50	4.6469	1.773829
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	1	7,418,397.05	0.89%	49	4.9010	NAP
							Defeased	1	7,418,397.05	0.89%	49	4.9010	NAP
Arizona	1	7,391,564.13	0.89%	4	5.3160	1.424900
							Lodging	8	116,500,738.87	13.97%	40	5.0531	0.317502
California	6	72,067,192.37	8.64%	51	4.6182	1.805318
							Mixed Use	1	30,148,937.19	3.61%	51	4.6900	1.339000
Connecticut	1	3,860,125.95	0.46%	51	4.8050	1.146000
							Mobile Home Park	1	2,016,511.90	0.24%	50	5.1900	1.710900
Florida	7	105,389,467.02	12.63%	51	4.5178	4.173952
							Multi-Family	4	84,143,303.53	10.09%	51	4.8121	1.673143
Georgia	1	7,415,120.73	0.89%	53	5.2400	0.837900
							Office	8	230,888,078.17	27.68%	50	4.6079	1.370716
Indiana	1	7,652,110.28	0.92%	51	5.0680	1.338200
							Retail	16	332,465,037.09	39.85%	52	4.4607	2.590154
Iowa	2	23,510,750.64	2.82%	51	4.6890	1.241683
							Self Storage	6	30,643,668.45	3.67%	52	4.8230	2.308200
Maryland	1	27,479,234.22	3.29%	77	5.2800	1.410100
							Totals	45	834,224,672.25	100.00%	50	4.6469	1.773829
Massachusetts	1	28,287,308.20	3.39%	3	4.9330	(0.662100)

Nevada	1	10,907,520.33	1.31%	49	4.7670	1.471300

New Hampshire	1	39,564,808.11	4.74%	51	4.7930	1.946300

New Jersey	2	96,589,411.10	11.58%	48	4.3696	1.497755

New Mexico	1	33,680,071.04	4.04%	50	4.8800	(0.160200)

New York	1	10,808,166.26	1.30%	53	5.4000	1.292100

North Carolina	1	40,874,239.09	4.90%	50	4.4600	1.359800

Ohio	2	40,535,898.41	4.86%	53	5.2111	0.987874

Oklahoma	5	104,088,404.59	12.48%	52	3.9748	2.449570

Pennsylvania	1	12,144,274.57	1.46%	51	4.9300	1.405300

Texas	5	86,009,620.15	10.31%	52	4.7402	1.396240

Virginia	2	64,300,988.01	7.71%	51	4.9619	1.213254

Washington	1	4,250,000.00	0.51%	51	4.8450	1.710200

Totals	45	834,224,672.25	100.00%	50	4.6469	1.773829

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	7,418,397.05	0.89%	49	4.9010	NAP	Defeased	1	7,418,397.05	0.89%	49	4.9010	NAP
	4.000% or less	1	90,000,000.00	10.79%	52	3.8420	2.471700	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	3	159,083,918.25	19.07%	48	4.2666	3.054648	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	21	448,130,564.19	53.72%	48	4.7722	1.335782	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	13	129,591,792.76	15.53%	55	5.2248	1.257321	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	39	834,224,672.25	100.00%	50	4.6469	1.773829	49 months or greater	38	826,806,275.20	99.11%	50	4.6446	1.777855
								Totals	39	834,224,672.25	100.00%	50	4.6469	1.773829
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	7,418,397.05	0.89%	49	4.9010	NAP	Defeased	1	7,418,397.05	0.89%	49	4.9010	NAP
	60 months or less	37	799,327,040.98	95.82%	49	4.6228	1.790498	Interest Only	5	188,450,000.00	22.59%	52	4.1405	3.564863
61 months to 84 months		1	27,479,234.22	3.29%	77	5.2800	1.410100	240 months or less	4	18,025,212.08	2.16%	52	5.0348	1.458968
85 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	29	620,331,063.12	74.36%	49	4.7864	1.244247
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	39	834,224,672.25	100.00%	50	4.6469	1.773829	Totals	39	834,224,672.25	100.00%	50	4.6469	1.773829
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	7,418,397.05	0.89%	49	4.9010	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	35	790,635,809.64	94.77%	50	4.6223	1.778738
	13 months to 24 months	2	33,565,473.55	4.02%	53	5.1278	1.710756
	25 months or greater	1	2,604,992.01	0.31%	51	5.2000	2.374400
	Totals	39	834,224,672.25	100.00%	50	4.6469	1.773829
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	305351002	RT	Oklahoma City	OK	Actual/360	3.84225%	297,755.00	0.00	0.00	N/A	01/01/26	--	90,000,000.00	90,000,000.00	09/01/21
2	305471002	RT	Ellenton	FL	Actual/360	4.29825%	263,545.81	0.00	0.00	N/A	12/01/25	--	71,200,000.00	71,200,000.00	09/01/21
4	300801423	OF	Arlington	VA	Actual/360	4.93825%	252,719.10	67,104.21	0.00	N/A	12/01/25	--	59,433,018.13	59,365,913.92	09/01/21
5	1545861	OF	Lawrence Township	NJ	Actual/360	4.67325%	199,686.68	48,622.12	0.00	N/A	01/01/26	--	49,628,354.06	49,579,731.94	08/01/21
6	1543829	OF	Trenton	NJ	Actual/360	4.05025%	164,144.48	56,838.42	0.00	N/A	04/01/25	--	47,066,517.58	47,009,679.16	09/01/21
7	300801384	RT	Greenville	NC	Actual/360	4.46025%	157,257.09	72,204.59	0.00	N/A	11/06/25	--	40,946,443.68	40,874,239.09	09/06/21
8	300801421	MF	Manchester	NH	Actual/360	4.79325%	163,486.78	46,210.15	0.00	N/A	12/01/25	--	39,611,018.26	39,564,808.11	09/01/21
9	305471009	LO	Albuquerque	NM	Actual/360	4.88025%	141,763.17	55,215.20	0.00	N/A	11/01/25	--	33,735,286.24	33,680,071.04	08/01/21
10	695100618	SS	Various	Various	Actual/360	4.82325%	127,461.32	46,689.68	0.00	N/A	01/06/26	--	30,690,358.13	30,643,668.45	09/06/21
11	305471011	MU	New Braunfels	TX	Actual/360	4.69025%	121,905.35	36,031.16	0.00	N/A	12/01/25	--	30,184,968.35	30,148,937.19	09/01/21
12	300801431	LO	Cambridge	MA	Actual/360	4.93325%	120,328.31	39,491.99	0.00	N/A	12/01/21	--	28,326,800.19	28,287,308.20	08/01/21
13	1546497	LO	Cleveland	OH	Actual/360	5.28025%	120,964.92	39,713.44	0.00	N/A	02/01/26	--	26,605,186.99	26,565,473.55	10/01/19
14	1545887	RT	Catonsville	MD	Actual/360	5.28025%	125,088.14	32,819.90	0.00	N/A	02/01/28	--	27,512,054.12	27,479,234.22	09/01/21
15	1546309	OF	Oxnard	CA	Actual/360	4.62525%	104,897.69	38,804.30	0.00	N/A	01/01/26	--	26,338,739.19	26,299,934.89	09/01/21
16	300801394	OF	Santa Rosa	CA	Actual/360	4.55825%	96,735.81	34,764.85	0.00	N/A	11/01/25	--	24,646,414.81	24,611,649.96	09/01/21
17	305471017	RT	Plano	TX	Actual/360	4.81525%	73,304.51	23,400.81	0.00	N/A	01/01/26	--	17,679,713.88	17,656,313.07	09/01/21
18	300801403	MF	Ames	IA	Actual/360	4.55325%	69,757.35	22,013.73	0.00	N/A	11/01/25	--	17,792,342.89	17,770,329.16	09/01/21
19	1546147	OF	Houston	TX	Actual/360	4.65025%	65,634.30	22,442.91	0.00	N/A	01/01/26	--	16,391,500.93	16,369,058.02	09/01/21
20	305471020	MF	Spring	TX	Actual/360	4.75025%	65,444.44	0.00	0.00	N/A	01/01/26	--	16,000,000.00	16,000,000.00	09/01/21
21	305471021	RT	Washington Township	OH	Actual/360	5.08025%	61,179.35	15,203.38	0.00	N/A	01/01/26	--	13,985,628.24	13,970,424.86	09/01/21
22	305471022	RT	Philadelphia	PA	Actual/360	4.93025%	51,627.84	16,964.82	0.00	N/A	12/01/25	--	12,161,239.39	12,144,274.57	09/01/21
24	300801366	RT	Las Vegas	NV	Actual/360	4.76725%	44,839.82	15,920.86	0.00	N/A	10/01/25	--	10,923,441.19	10,907,520.33	09/01/21
25	305471025	MF	Gates	NY	Actual/360	5.40025%	50,316.45	12,575.00	0.00	N/A	02/01/26	--	10,820,741.26	10,808,166.26	09/01/21
26	695100612	OF	Indianapolis	IN	Actual/360	5.06825%	33,443.48	11,187.80	0.00	N/A	12/06/25	--	7,663,298.08	7,652,110.28	09/06/21
27	300801411	RT	Westminster	CA	Actual/360	4.77025%	30,539.73	12,334.26	0.00	N/A	12/01/25	--	7,435,113.04	7,422,778.78	09/01/21
28	695100627	LO	Conyers	GA	Actual/360	5.24025%	33,509.07	11,169.27	0.00	N/A	02/06/26	--	7,426,290.00	7,415,120.73	09/06/21
29	695100623	RT	Phoenix	AZ	Actual/360	5.31625%	33,884.73	10,619.16	0.00	N/A	01/06/22	--	7,402,183.29	7,391,564.13	09/06/21
30	695100615	LO	Orlando	FL	Actual/360	5.04025%	31,679.31	11,462.20	0.00	N/A	01/06/26	--	7,299,379.20	7,287,917.00	09/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
31	300801370	SS	Pittsfield Township	MI	Actual/360	4.90125%	31,352.41	10,546.63	0.00	N/A	10/01/25	--	7,428,943.68	7,418,397.05	09/01/21
32	305471032	LO	Pensacola	FL	Actual/360	5.15025%	25,483.44	21,562.78	0.00	N/A	12/01/25	--	5,746,345.03	5,724,782.25	09/01/21
33	1545281	RT	San Mateo	CA	Actual/360	4.55025%	27,426.39	0.00	0.00	N/A	12/01/25	--	7,000,000.00	7,000,000.00	09/01/21
34	1545988	RT	San Bernardino	CA	Actual/360	4.71525%	27,368.54	7,960.16	0.00	N/A	01/01/26	--	6,740,788.90	6,732,828.74	09/01/21
35	1545963	RT	Mesquite	TX	Actual/360	5.00025%	25,183.71	13,808.45	0.00	N/A	02/01/26	--	5,849,120.32	5,835,311.87	09/01/21
37	305471037	RT	Cedar Rapids	IA	Actual/360	5.11025%	25,293.10	7,646.90	0.00	N/A	02/01/26	--	5,748,068.38	5,740,421.48	09/01/21
38	305471038	LO	Norfolk	VA	Actual/360	5.25025%	22,344.19	7,419.59	0.00	N/A	02/01/26	--	4,942,493.68	4,935,074.09	09/01/21
39	305471039	RT	Sedro Woolley	WA	Actual/360	4.84525%	17,731.35	0.00	0.00	N/A	12/01/25	--	4,250,000.00	4,250,000.00	09/01/21
40	305471040	RT	Southbury	CT	Actual/360	4.80525%	15,998.60	6,474.19	0.00	N/A	12/01/25	--	3,866,600.14	3,860,125.95	09/01/21
41	305471041	LO	Pensacola	FL	Actual/360	5.20025%	11,708.30	9,765.43	0.00	N/A	12/01/25	--	2,614,757.44	2,604,992.01	09/01/21
42	300801399	MH	Auburndale	FL	Actual/360	5.19025%	9,026.09	3,123.04	0.00	N/A	11/01/25	--	2,019,634.94	2,016,511.90	09/01/21
Totals							3,341,816.15	888,111.38	0.00				835,112,783.63	834,224,672.25

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	33,250,375.76	15,332,684.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	18,367,910.00	4,236,207.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,491,266.20	1,162,700.94	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	13,394,461.72	0.00	--	--	--	0.00	0.00	247,881.44	247,881.44	0.00	0.00
6	4,347,121.25	1,626,510.35	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,240,246.78	2,126,231.34	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,403,746.86	2,496,845.01	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	146,812.18	0.00	--	--	--	0.00	0.00	196,687.87	196,687.87	0.00	0.00
10	4,163,732.81	2,411,880.89	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,624,765.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	(2,167,586.98)	0.00	--	--	--	0.00	0.00	1,117,060.45	1,117,060.45	0.00	0.00
13	2,706,477.00	2,294,221.00	10/01/18	09/30/19	05/11/21	21,703,246.44	679,296.29	61,709.40	3,005,771.31	1,111,290.22	0.00
14	2,843,676.19	1,415,660.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,491,897.95	1,195,158.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,698,543.29	1,510,636.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,376,509.95	764,999.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,189,091.96	1,590,980.26	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,602,648.32	823,455.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,397,607.61	750,950.33	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,037,199.29	503,392.83	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,247,964.98	612,678.05	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,119,620.15	577,826.97	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	997,919.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	885,134.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	821,353.96	503,365.78	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	516,010.01	510,104.62	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	875,681.55	203,946.73	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	1,204.34	0.00
30	(96,482.85)	360,193.82	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	776,119.79	974,874.95	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,540,604.00	1,548,389.00	09/01/19	08/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
34	531,477.64	170,004.29	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	420,980.00	288,672.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	506,802.06	356,281.89	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	690,683.00	883,661.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	360,000.00	360,000.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	311,788.80	311,789.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	695,330.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	253,795.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	117,061,285.76	47,904,302.35				21,703,246.44	679,296.29	1,623,339.16	4,567,401.07	1,112,494.56	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/21	0	0.00	0	0.00	1	26,565,473.55	1	26,565,473.55	0	0.00	0	0.00	0	0.00	0	0.00	4.646891%	4.582227%	50
08/17/21	0	0.00	0	0.00	1	26,605,186.99	1	26,605,186.99	0	0.00	0	0.00	0	0.00	0	0.00	4.647059%	4.582381%	51
07/16/21	1	33,790,270.38	0	0.00	1	26,644,720.69	1	26,644,720.69	0	0.00	0	0.00	0	0.00	1	11,265,434.57	4.647226%	4.582535%	52
06/17/21	0	0.00	0	0.00	2	55,097,132.08	1	26,687,971.97	0	0.00	0	0.00	0	0.00	0	0.00	4.649772%	4.582347%	52
05/17/21	0	0.00	0	0.00	2	55,175,267.65	1	26,727,130.97	0	0.00	0	0.00	0	0.00	0	0.00	4.649936%	4.582496%	53
04/16/21	0	0.00	0	0.00	2	55,260,857.14	1	26,770,021.24	0	0.00	0	0.00	0	0.00	0	0.00	4.650115%	4.582659%	54
03/17/21	0	0.00	0	0.00	2	55,338,275.87	1	26,808,808.88	0	0.00	0	0.00	0	0.00	0	0.00	4.650277%	4.597460%	55
02/18/21	0	0.00	1	28,579,633.59	1	26,859,185.52	1	26,859,185.52	0	0.00	0	0.00	0	0.00	0	0.00	4.650486%	4.597651%	56
01/15/21	1	28,617,889.07	0	0.00	1	26,897,569.60	1	26,897,569.60	0	0.00	1	34,138,124.04	0	0.00	0	0.00	4.650645%	4.597795%	57
12/17/20	0	0.00	0	0.00	1	26,935,779.95	1	26,935,779.95	0	0.00	0	0.00	0	0.00	0	0.00	4.650795%	4.597926%	58
11/18/20	0	0.00	0	0.00	1	26,977,756.18	1	26,977,756.18	0	0.00	0	0.00	0	0.00	0	0.00	4.650922%	4.598028%	59
10/19/20	1	34,301,954.99	0	0.00	1	27,015,603.60	1	27,015,603.60	0	0.00	0	0.00	0	0.00	0	0.00	4.649552%	4.596873%	60
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
5	1545861	08/01/21	0	B	247,881.44	247,881.44	95,034.00	49,628,354.06	04/12/21	98
9	305471009	08/01/21	0	B	196,687.87	196,687.87	0.00	33,735,286.24	04/13/20	1
12	300801431	08/01/21	0	B	1,117,060.45	1,117,060.45	0.00	28,576,494.55	04/13/20	1
13	1546497	10/01/19	22	6	61,709.40	3,005,771.31	4,224,214.22	27,479,912.72	10/04/19	2		11/01/19
Totals					1,623,339.16	4,567,401.07	4,319,248.22	139,420,047.57
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		35,678,872	35,678,872	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		47,009,679	47,009,679	0		0
49 - 60 Months		724,056,887	697,491,413	0		26,565,474
> 60 Months		27,479,234	27,479,234	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	834,224,672	807,659,199	0	0	0	26,565,474
Aug-21	835,112,784	808,507,597	0	0	0	26,605,187
Jul-21	835,997,162	775,562,171	33,790,270	0	0	26,644,721
Jun-21	848,252,459	793,155,327	0	0	28,409,160	26,687,972
May-21	849,148,449	793,973,181	0	0	28,448,137	26,727,131
Apr-21	850,130,640	794,869,783	0	0	28,490,836	26,770,021
Mar-21	851,018,738	795,680,462	0	0	28,529,467	26,808,809
Feb-21	852,173,837	796,735,018	0	28,579,634	0	26,859,186
Jan-21	853,053,341	797,537,882	28,617,889	0	0	26,897,570
Dec-20	853,860,189	826,924,409	0	0	0	26,935,780
Nov-20	854,576,028	827,598,272	0	0	0	26,977,756
Oct-20	861,280,778	799,963,220	34,301,955	0	0	27,015,604
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	1545861	49,579,731.94	49,628,354.06	199,000,000.00	11/05/15	11,645,945.72	1.88570	12/31/20	01/01/26	292
9	305471009	33,680,071.04	33,735,286.24	53,600,000.00	07/18/15	(378,797.82)	(0.16020)	12/31/20	11/01/25	289
12	300801431	28,287,308.20	28,576,494.55	89,000,000.00	07/02/20	(3,056,061.98)	(0.66210)	12/31/20	12/01/21	292
13	1546497	26,565,473.55	27,479,912.72	13,200,000.00	10/26/20	1,786,835.00	0.92670	09/30/19	02/01/26	292
Totals		138,112,584.73	139,420,047.57	354,800,000.00		9,997,920.92

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 23 of 29

Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
5	1545861	OF	NJ	04/12/21	98

Loan Transfered on 4/12/2021. Special servicer has sent Hello letter, engaged counsel and completed a PNA. The loan is not in default but the cash sweep has been triggered. Borrower and special servicer have reach an agreement in principle for a modifi cation which includes, most notably, an IO conversion and ongoing cash trap. Modification closing expected first half of September 2021.

9	305471009	LO	NM	04/13/20	1

COVID related transfer in April 2020. Suspension of FF&E payments for 9-months and a suspension of the cash management trigger until 3Q2021 was agreed upon. FFE payments resumed in July 2021. Property continues to suffer with occupancy of 24.2% reported for June 2021 YTD. (June 2021 = 41.79% vs. 15.87% in June 2020). Borrower has continued to fund operating expense and debt service shortfalls. Property performance continues to be monitored.

12	300801431	LO	MA	04/13/20	1

COVID related transfer. 9 month forbearance and 12 month loan extension closed on 8/31/20. Loan is currently being monitored. The hotel is dependent on business travel. Occupancy 6/30/21; YTD of 20%, TTM 17%. Forbearance and

Modification completed . Maturity extended to 12/1/2021. FB period expired 5/1/21. Borrower's requested extension of the forbearance period is under review.

13	1546497	LO	OH	10/04/19	2
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
9	305471009	34,191,422.45	4.88003%	34,191,422.45 4.88003%		10	10/20/20	10/20/20	10/20/20
12	300801431	28,814,529.14	4.93303%	28,814,529.14 4.93303%		9	08/31/20	08/31/20	--
29	695100623	7,543,372.14	5.31603%	7,543,372.14 5.31603%		10	06/19/20	05/06/20	08/11/20
30	695100615	7,450,948.05	5.04003%	7,450,948.05 5.04003%		10	07/17/20	08/06/20	08/11/20
Totals		78,000,271.78		78,000,271.78
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential									Page 25 of 29

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number		Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
3	305471003	10/18/19	67,543,727.53	2,090,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
	Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
	Cumulative Totals		67,543,727.53	2,090,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

*	Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
3	305471003	10/25/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 27 of 29

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	10,683.88	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	0.00	0.00	2,209.83	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	7,262.46	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	(5,944.70)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	5,727.51	0.00	0.00	98,303.65	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	17,729.15	0.00	2,209.83	98,303.65	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		118,242.63

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 28 of 29

Supplemental Notes
Exchange of Exchangeable Certificates--December 2018
In December 2018 an exchange of exchangeable certificates took effect in which $28,670,000.00 of Class E was exchanged for $14,335,000.00 of Class E-1 and $14,335,000.00 of Class E-2.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 29 of 29